Offerings - Offering: 1	Oct. 04, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Maximum Aggregate Offering Price	$ 49,335,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,292.15
Offering Note	Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). This Registration Statement on Form S-1 as amended (File No. 333-299024) (the “Registration Statement”) covers shares of common stock, par value of $0.0001 per share, of Retension Pharmaceuticals, Inc. (the “Company” or “Registrant”) to be issued and sold by the Company pursuant to the Underwriting Agreement by and between the Company and the Underwriters named therein, including shares that may be sold pursuant to the Underwriters’ over-allotment option, if any. This amendment to the Registration Statement registers a maximum aggregate offering price of $49,335,000, which amount reflects a reduction from the maximum aggregate offering price of $57,500,000 registered on the initial Registration Statement, filed with the Securities and Exchange Commission (the “SEC”) on September 18, 2026.

The registration fee of $4,292.15, calculated in accordance with Rule 457(o), is based on a maximum aggregate offering price of $49,335,000 at a fee rate of 0.000087, which became effective as of October 1, 2026.

Pursuant to Rule 457(b) under the Securities Act, the Company is claiming a fee offset of $4,292.15 against the registration fee of $7,940.75 that was previously paid in connection with the initial Registration Statement filed with the SEC on September 18, 2026, which was calculated in accordance with Rule 457(o) based on a maximum aggregate offering price of $57,500,000 at a fee rate of 0.0001381. As a result, no additional registration fee is due in connection with the filing of this amendment to the Registration Statement.